SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-47371)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 115	[X]
and

REGISTRATION STATEMENT (NO. 811-02368) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 116	[X]

VANGUARD FIXED INCOME SECURITIES FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[X] immediately upon filing pursuant to paragraph (b)
[ ] on September 26, 2017, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date), pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[] on (date), pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART C

VANGUARD FIXED INCOME SECURITIES FUNDS
OTHER INFORMATION

Item 28. Exhibits

(a) Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, is filed herewith.

(b) By-Laws, filed with Post-Effective Amendment No. 113 dated July 13, 2017, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above. (d) Investment Advisory Contracts, for Wellington Management Company LLP (with respect to Vanguard GNMA Fund, Vanguard Long-Term Investment-Grade Fund, and Vanguard High-Yield Corporate Fund), filed with Post-Effective Amendment No. 94 dated May 30, 2012, are hereby incorporated by reference. The Vanguard Group, Inc., provides investment advisory services to Vanguard Ultra-Short-Term Bond Fund, Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Intermediate-Term Investment-Grade Fund, Vanguard Long-Term Treasury Fund, Vanguard Long-Term Investment-Grade Fund, and Vanguard REIT II Index Fund at cost pursuant to the Fifth Amended and Restated Funds’ Service Agreement, refer to Exhibit (h) below.

(e) Underwriting Contracts, not applicable.

(f) Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in Part B of this Registration Statement.

(g) Custodian Agreements, for JPMorgan Chase Bank, filed with Post-Effective Amendment No. 111 dated May 26, 2017.

(h) Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement, filed with Post-Effective Amendment No. 92 dated February 10, 2012, is hereby incorporated by reference.

(i) Legal Opinion, not applicable.

(j) Other Opinions, Consent of Independent Registered Public Accounting Firm, not applicable. (k) Omitted Financial Statements, not applicable.

(l) Initial Capital Agreements, not applicable. (m) Rule 12b-1 Plan, not applicable.

(n) Rule 18f-3 Plan, is filed herewith. (o) Reserved.

(p) Codes of Ethics, for The Vanguard Group, Inc., filed with Post-Effective Amendment No. 104 dated February 9, 2015, is hereby incorporated by reference. For Wellington Management Company LLP, filed with Post-Effective Amendment No. 111 dated May 26, 2017, is hereby incorporated by reference.

Item 29. Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 30. Indemnification

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the ByLaws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Securities Act) may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Advisers

Wellington Management Company LLP (Wellington Management) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 31 of officers and partners of Wellington Management, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

The Vanguard Group, Inc. (Vanguard), is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

Item 32. Principal Underwriters

(a) Vanguard Marketing Corporation, a wholly owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of more than 190 mutual funds.

(b) The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.

Name	Positions and Office with Underwriter	Positions and Office with Funds
F. William McNabb III	Director and Chairman	Chairman and Chief Executive Officer
Mortimer J. Buckley	Director and Senior Vice President	None
Martha G. King	Director and Senior Vice President	None
Chris D. McIsaac	Director and Senior Vice President	None
Anne E. Robinson	Director and Senior Vice President	Secretary
Karin Risi	Director and Managing Director	None
Thomas Rampulla	Director and Senior Vice President	None
Michael Rollings	Director	Treasurer
Aisling Murphy	Chief Compliance Officer	None
John T. Marcante	Chief Information Officer	None
Matthew Benchener	Principal	None
John Bendl	Principal	None
Saundra K. Cusumano	Principal	None
James M. Delaplane Jr.	Principal	None
Kathleen A. Graham-Kelly	Principal	None
Phillip Korenman	Principal	None

Mike Lucci	Principal	None
Alba E. Martinez	Principal	None
Name	Positions and Office with Underwriter	Positions and Office with Funds
Brian McCarthy	Principal	None
Frank Satterthwaite	Principal	None
Salvatore L. Pantalone	Financial and Operations Principal and Treasurer	None
Amy M. Laursen	Financial and Operations Principal	None
Timothy P. Holmes	Annuity and Insurance Officer	None
Jeff Seglem	Annuity and Insurance Officer	None
Michael L. Kimmel	Assistant Secretary	None
Beth Morales Singh	Assistant Secretary	None
Caroline Cosby	Secretary	None
Ellen Rinaldi	Chief Information Security Officer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of the Registrant, 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant’s Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant’s Custodians, The Bank of New York Mellon, One Wall Street, New York, NY 10286, and JPMorgan Chase Bank, 383 Madison Avenue, New York, NY 10179; and the Registrant’s investment advisors at their respective locations identified in this Registration Statement.

Item 34. Management Services

Other than as set forth in the section entitled “Management of the Funds” in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 26th day of September, 2017.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY: /s/ F. William McNabb III*

F. William McNabb III

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	September 26, 2017
Officer
F. William McNabb III
/s/ Emerson U. Fullwood*	Trustee	September 26, 2017
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	September 26, 2017
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	September 26, 2017
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	September 26, 2017
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	September 26, 2017
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	September 26, 2017
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	September 26, 2017
Scott C. Malpass
/s/ André F. Perold*	Trustee	September 26, 2017
André F. Perold
/s/ Peter F. Volanakis*	Trustee	September 26, 2017
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	September 26, 2017
Thomas J. Higgins

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.

INDEX TO EXHIBITS
Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust.	Ex-99.A
Custodian Agreements, JPMorgan Chase Bank	Ex-99.G
Rule 18f-3 Plan.	Ex-99.N

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE